Transactions with Affiliates - Summary of Affiliate Transactions Table (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Revenues and other	[1]	$ 1,752,072	$ 1,533,377	$ 1,200,060
Equity income, net	[1],[2],[3],[4]	71,251	57,836	22,948
Cost of product	[1],[5]	528,369	458,379	377,626
Operation and maintenance	[1],[5]	331,972	293,710	235,971
General and administrative	[1],[5]	44,428	41,777	38,478
Operating expenses	[1]	1,726,165	1,039,723	901,101
Interest income	[1],[6]	16,900	16,900	16,900
Interest expense	[1],[7]	113,874	76,769	51,797
Distributions to unitholders	[1],[8]	306,477	228,481	137,000
Above-market component of swap extensions with Anadarko	[1],[8]	18,449	0	0
Affiliates [Member]
Related Party Transaction [Line Items]
Revenues and other	[1],[4]	1,220,639	1,203,974	957,912
Cost of product	[4]	167,354	127,930	136,696
Operation and maintenance	[9]	77,061	71,386	67,308
General and administrative	[10]	34,703	32,055	29,249
Operating expenses		279,118	231,371	233,253
Interest expense	[11]	14,400	3	0
Affiliates [Member] | Western Gas Equity Partners, LP [Member]
Related Party Transaction [Line Items]
Distributions to unitholders	[12]	269,029	204,615	124,633
Affiliates [Member] | Western Gas Partners, LP [Member]
Related Party Transaction [Line Items]
Distributions to unitholders	[13]	$ 2,235	$ 1,747	$ 755

[1]	Financial information for the year ended December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information for the years ended December 31, 2014 and 2013, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Income earned from equity investments is classified as affiliate. See Note 1.
[3]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[4]	Represents amounts earned or incurred on and subsequent to the date of acquisition of WES assets, as well as amounts earned or incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES, recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $167.4 million, $127.9 million and $136.7 million for the years ended December 31, 2015, 2014 and 2013, respectively. Operation and maintenance includes charges from Anadarko of $77.1 million, $71.4 million and $67.3 million for the years ended December 31, 2015, 2014 and 2013, respectively. General and administrative includes charges from Anadarko of $34.7 million, $32.1 million and $29.2 million for the years ended December 31, 2015, 2014 and 2013, respectively. See Note 5.
[6]	Represents interest income recognized on the note receivable from Anadarko.
[7]	Includes affiliate (as defined in Note 1) interest expense of $14.4 million for the year ended December 31, 2015, and zero for each of the years ended December 31, 2014 and 2013. See Note 2 and Note 12.
[8]	See Note 5.
[9]	Represents expenses incurred on and subsequent to the date of the acquisition of WES assets, as well as expenses incurred by Anadarko on a historical basis related to WES assets prior to the acquisition of such assets by WES.
[10]	Represents general and administrative expense incurred on and subsequent to the date of WES’s acquisition of WES assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of WES assets by WES. These amounts include equity-based compensation expense allocated to WES and WGP by Anadarko (see WES LTIP and WGP LTIP and Anadarko Incentive Plans within this Note 5) and amounts charged by Anadarko under the WGP omnibus agreement.
[11]	For the year ended December 31, 2015, includes WES’s accretion expense recognized on the Deferred purchase price obligation - Anadarko for the acquisition of DBJV (see Note 2 and Note 12) and for the years ended December 31, 2015 and 2014, includes interest expense recognized on the WGP WCF (see Note 12).
[12]	Represents distributions paid under WGP’s partnership agreement (see Note 3 and Note 4).
[13]	Represents distributions paid to other subsidiaries of Anadarko under WES’s partnership agreement (see Note 3 and Note 4).